Cover Page	Mar. 02, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 02, 2020
Entity File Number	001-36285
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4559529
Entity Registrant Name	Rayonier Advanced Materials Inc.
Entity Address, Address Line One	1301 Riverplace Boulevard
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	357-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	RYAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Rayonier Advanced Materials Inc. (the “Company”) to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission on March 4, 2020 (the "Original Report"), solely to supplement Item 5.02 of the Original Report to include updated disclosure regarding the appointment of the Company’s Chief Accounting Officer. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report.
Entity Central Index Key	0001597672